CONSOLIDATED AND COMBINED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), after Reclassification, Tax [Abstract]
Unrealized hedging gains (losses) and other, tax	$ 0.0	$ 0.0
Unrealized hedging gains (losses) and other, tax	0.1
Reclassification of deferred hedging losses included in net income, tax	0.0	(0.1)
Reclassification of deferred hedging losses included in net income, tax			$ 0.0
Total derivative instruments, tax	$ 0.0	$ (0.1)
Total derivative instruments, tax			$ 0.1